Average Annual Total Returns - Schroders Global Multi-Asset Portfolio	Apr. 30, 2021
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.24%
5 Years	9.36%
Since Inception	7.99%
Class B
Average Annual Return:
1 Year	2.11%
5 Years	6.29%
Since Inception	6.47%
Inception Date	Apr. 23, 2012